SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disclosure of Foreign Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
U.S. Dollars
Disclosure of foreign exchange rates [line items]
Average rate	1.1405	1.1193	1.1798
Closing rate	1.2271	1.1234	1.1450
Swiss Francs
Disclosure of foreign exchange rates [line items]
Average rate	1.0704	1.1121	1.1546
Closing rate	1.0802	1.0854	1.1269
Czech Koruna
Disclosure of foreign exchange rates [line items]
Average rate	26.4337	25.6698	25.6452
Closing rate	26.2420	25.4080	25.7240